Income Taxes (Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Company's Effective Income Tax Rate from Continuing Operations 2025) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
United States federal statutory rate	$ 948
State and Local Income Taxes, Net of Federal Income Tax Effect	173
Effect of Cross-Border Tax Laws
Direct foreign tax credits	(90)
Global intangible low-taxed income	70
Tax Credits
Research and development tax credits	(53)
Nontaxable or Nondeductible Items
Spinal Implants divestiture	(51)
Transfers of intellectual property	405
Changes in unrecognized Tax Benefits	17
Total income tax expense	$ 1,268	$ 499	$ 508
Percent
United States federal statutory rate	21.00%	21.00%	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect	3.80%	1.10%	1.10%
Statutory tax rate difference		(4.10%)	(6.80%)
Other		(0.50%)	1.80%
Effect of Cross-Border Tax Laws
Direct foreign tax credits	(2.00%)
Global intangible low-taxed income	1.60%
Tax Credits
United States research and development credits	(1.20%)	(1.40%)	(1.20%)
Nontaxable or Nondeductible Items
Spinal Implants divestiture	(1.10%)
Transfers of intellectual property	9.00%
Changes in unrecognized Tax Benefits	0.40%
Effective income tax rate	28.10%	14.30%	13.80%
Ireland
Amount
Statutory tax rate difference	$ (177)
Other	$ 17
Percent
Statutory tax rate difference	(3.90%)
Other	0.40%
Puerto Rico
Amount
Statutory tax rate difference	$ (49)
Other	(4)
Withholding Tax	60
Expiration of credits carryforward	78
Change in valuation allowance	$ (78)
Percent
Statutory tax rate difference	(1.10%)
Other	(0.10%)
Withholding Tax	1.30%
Expiration of credits carryforward	1.70%
Change in valuation allowance	(1.70%)
Other foreign jurisdictions
Amount
Other	$ 20
Percent
Other	0.40%
United States
Amount
Other	$ (18)
Change in valuation allowance	0
Effect of changes in tax laws or rates enacted in the current period	$ 0
Percent
Other	(0.40%)
Change in valuation allowance	0.00%
Effect of changes in tax laws or rates enacted in the current period	0.00%